UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01466

Pioneer Fund
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer Fund

NQ | March 31, 2018

Ticker Symbols: Class A PIODX Class C PCODX Class R PIORX Class Y PYODX

Shares		Value
	UNAFFILIATED ISSUERS - 99.8%
	COMMON STOCKS - 97.5% of Net Assets
	BANKS - 7.4%
	Diversified Banks - 7.4%
1,860,000	Citigroup, Inc.	$125,550,000
2,100,000	JPMorgan Chase & Co.	230,937,000
	Total Banks	$356,487,000
	CAPITAL GOODS - 4.6%
	Aerospace & Defense - 1.5%
329,500	Raytheon Co.	$71,112,690
	Industrial Conglomerates - 1.2%
395,500	Honeywell International, Inc.	$57,153,705
	Industrial Machinery - 1.2%
646,500	Lincoln Electric Holdings, Inc.	$58,152,675
	Trading Companies & Distributors - 0.7%
197,600(a)	United Rentals, Inc.	$34,131,448
	Total Capital Goods	$220,550,518
	COMMERCIAL & PROFESSIONAL SERVICES - 2.7%
	Environmental & Facilities Services - 2.7%
1,540,000	Waste Management, Inc.	$129,544,800
	Total Commercial & Professional Services	$129,544,800
	CONSUMER SERVICES - 3.1%
	Restaurants - 3.1%
743,000	McDonald's Corp.	$116,190,340
393,000	Yum! Brands, Inc.	33,456,090
	Total Consumer Services	$149,646,430
	DIVERSIFIED FINANCIALS - 7.6%
	Asset Management & Custody Banks - 2.3%
207,700	BlackRock, Inc., Class A	$112,515,244
	Financial Exchanges & Data - 1.7%
524,500	CME Group, Inc., Class A	$84,832,630
	Multi-Sector Holdings - 3.6%
85(a)	Berkshire Hathaway, Inc., Class A	25,423,500
738,000(a)	Berkshire Hathaway, Inc., Class B	$147,216,240
		$172,639,740
	Total Diversified Financials	$369,987,614
	ENERGY - 5.9%
	Integrated Oil & Gas - 1.6%
1,360,000	TOTAL SA (A.D.R.)	$78,458,400
	Oil & Gas Equipment & Services - 1.4%
1,378,000	Halliburton Co.	$64,683,320
	Oil & Gas Exploration & Production - 2.9%
1,330,000	EOG Resources, Inc.	$140,009,100
	Total Energy	$283,150,820
	FOOD, BEVERAGE & TOBACCO - 4.8%
	Packaged Foods & Meats - 2.8%
342,500	McCormick & Co., Inc.	$36,438,575
2,348,500	Mondelez International, Inc., Class A	98,002,905
		$134,441,480
	Soft Drinks - 2.0%
897,500	PepsiCo, Inc.	$97,962,125
	Total Food, Beverage & Tobacco	$232,403,605
	HEALTH CARE EQUIPMENT & SERVICES - 5.6%
	Health Care Equipment - 2.4%
668,500	Danaher Corp.	$65,452,835
602,200	Medtronic Plc	48,308,484
		$113,761,319
	Managed Health Care - 3.2%
729,000	UnitedHealth Group, Inc.	$156,006,000
	Total Health Care Equipment & Services	$269,767,319
	INSURANCE - 1.0%
	Multi-line Insurance - 1.0%
971,500	Hartford Financial Services Group, Inc.	$50,051,680
	Total Insurance	$50,051,680
	MATERIALS - 3.3%
	Copper - 1.8%
1,585,000	Southern Copper Corp.	$85,875,300
	Diversified Chemicals - 0.0%†
15,000	DowDuPont, Inc.	$955,650
Shares		Value
	Specialty Chemicals - 0.8%
356,500	PPG Industries, Inc.	$39,785,400
	Steel - 0.7%
542,900	Nucor Corp.	$33,165,761
	Total Materials	$159,782,111
	MEDIA - 1.3%
	Movies & Entertainment - 1.3%
691,500	Time Warner, Inc.	$65,402,070
	Total Media	$65,402,070
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.0%
	Biotechnology - 2.4%
523,500	Amgen, Inc.	$89,246,280
367,500	Gilead Sciences, Inc.	27,705,825
		$116,952,105
	Pharmaceuticals - 3.6%
1,155,000	Bristol-Myers Squibb Co.	$73,053,750
1,882,500	Merck & Co., Inc.	102,539,775
		$175,593,525
	Total Pharmaceuticals, Biotechnology & Life Sciences	$292,545,630
	REAL ESTATE - 1.4%
	Specialized REIT - 1.4%
604,000	Crown Castle International Corp.	$66,204,440
	Total Real Estate	$66,204,440
	RETAILING - 6.6%
	Home Improvement Retail - 6.0%
707,600	Home Depot, Inc.	$126,122,624
1,895,000	Lowe's Cos., Inc.	166,286,250
		$292,408,874
	Internet & Direct Marketing Retail - 0.6%
13,400(a)	Booking Holdings, Inc.	$27,877,226
	Total Retailing	$320,286,100
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.5%
	Semiconductor Equipment - 0.5%
115,000	Lam Research Corp.	$23,363,400
	Semiconductors - 4.0%
1,415,000	Analog Devices, Inc.	$128,948,950
720,000	Intel Corp.	37,497,600
502,500(a)	Micron Technology, Inc.	26,200,350
		$192,646,900
	Total Semiconductors & Semiconductor Equipment	$216,010,300
	SOFTWARE & SERVICES - 16.0%
	Data Processing & Outsourced Services - 2.3%
940,000	Visa, Inc., Class A	$112,442,800
	Internet Software & Services - 6.7%
260,500(a)	Alphabet, Inc., Class A	$270,174,970
342,500(a)	Facebook, Inc., Class A	54,728,075
		$324,903,045
	Systems Software - 7.0%
2,920,000	Microsoft Corp.	$266,508,400
1,512,000	Oracle Corp.	69,174,000
		$335,682,400
	Total Software & Services	$773,028,245
	TECHNOLOGY HARDWARE & EQUIPMENT - 6.9%
	Communications Equipment - 2.3%
2,630,000	Cisco Systems, Inc.	$112,800,700
	Technology Hardware, Storage & Peripherals - 4.6%
1,313,500	Apple, Inc.	$220,379,030
	Total Technology Hardware & Equipment	$333,179,730
	TELECOMMUNICATION SERVICES - 2.8%
	Integrated Telecommunication Services - 2.8%
3,795,000	AT&T, Inc.	$135,291,750
	Total Telecommunication Services	$135,291,750
	TRANSPORTATION - 5.1%
	Air Freight & Logistics - 2.3%
468,100	FedEx Corp.	$112,395,491
	Railroads - 2.8%
932,000	Kansas City Southern	$102,380,200
260,000	Union Pacific Corp.	34,951,800
		$137,332,000
	Total Transportation	$249,727,491
Shares		Value
	UTILITIES - 0.9%
	Electric Utilities - 0.9%
630,000	American Electric Power Co., Inc.	$43,211,700
	Total Utilities	$43,211,700
	TOTAL COMMON STOCKS
	(Cost $3,655,023,231)	$4,716,259,353
Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATION - 1.3% of Net Assets
60,810,000(b)	U.S. Treasury Bills, 4/19/18	$60,763,086
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
	(Cost $60,759,616)	$60,763,086
	TEMPORARY CASH INVESTMENTS - 1.0% of Net Assets
	REPURCHASE AGREEMENTS- 1.0%
11,990,000	$11,990,000 RBC Capital Markets LLC, 1.78%, dated 3/29/18, plus accrued interest on 4/2/18, collateralized by the following:	$11,990,000
	$964,531 Freddie Mac Giant, 3.0%, 1/1/33,
	$11,265,269 Federal National Mortgage Association, 1.88% - 4.5%, 12/1/22 - 1/1/48.
11,990,000	$11,990,000 ScotiaBank, 1.76%, dated 3/29/18, plus accrued interest on 4/2/18, collateralized by the following:	11,990,000
	$12,230,398 Federal National Mortgage Association, 3.0% - 5.0%, 12/1/23 - 1/1/48.
11,990,000	$11,990,000 TD Securities USA LLC, 1.76%, dated 3/29/18, plus accrued interest on 4/2/18, collateralized by the following:	11,990,000
	$12,229,801 Freddie Mac Giant, 4.0%, 10/1/45.
11,990,000	$11,990,000 TD Securities USA LLC, 1.78%, dated 3/29/18, plus accrued interest on 4/2/18, collateralized by the following:	11,990,000
	$12,229,801 Freddie Mac Giant, 4.0%, 10/1/45.
		$47,960,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $47,960,000)	$47,960,000
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.8%
	(Cost $3,763,742,847)	$4,824,982,439
	OTHER ASSETS AND LIABILITIES - 0.2%	$11,204,134
	NET ASSETS - 100.0%	$4,836,186,573

REIT	Real Estate Investment Trust.
(A.D.R.)	American Depositary Receipts.
†	Amount rounds to less than 0.1%.
(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of March 31, 2018, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$4,716,259,353	$–	$–	$4,716,259,353
U.S. Government and Agency Obligation	–	60,763,086	–	60,763,086
Repurchase Agreements	–	47,960,000	–	47,960,000
Total Investments in Securities	$4,716,259,353	$108,723,086	$–	$4,824,982,439

During the three months ended March 31, 2018, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Fund

By (Signature and Title)* /s/ Lisa M.Jones
           Lisa M.Jones, President and Chief Executive Officer

Date May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
           Lisa M.Jones, President and Chief Executive Officer

Date May 29, 2018

By (Signature and Title)* /s/ Mark E. Bradley
                                        Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date May 29, 2018

* Print the name and title of each signing officer under his or her signature.